Annual Total Returns - FidelitySeriesValueDiscoveryFund-PRO - FidelitySeriesValueDiscoveryFund-PRO - Fidelity Series Value Discovery Fund - Fidelity Series Value Discovery Fund	Apr. 01, 2025
Bar Chart Table:
Annual Return 2015	(3.93%)
Annual Return 2016	18.64%
Annual Return 2017	11.52%
Annual Return 2018	(8.96%)
Annual Return 2019	24.26%
Annual Return 2020	8.91%
Annual Return 2021	25.75%
Annual Return 2022	(2.83%)
Annual Return 2023	6.14%
Annual Return 2024	9.10%